Assets held for sale or exchange and liabilities related to assets held for sale or exchange (Tables)	12 Months Ended
Dec. 31, 2019
Subclassifications of assets, liabilities and equities [abstract]
Summary of Assets Held for Sale or Exchange, and Liabilities Related to Assets Held for Sale or Exchange
Assets held for sale or exchange, and liabilities related to assets held for sale or exchange, comprise:

(€ million)	December 31, 2019	December 31, 2018	December 31, 2017
Assets held for sale or exchange	325	68	34
Liabilities related to assets held for sale or exchange	6	—	—